Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of composition of employee benefits

	2021	2020

	US$’000
Present value of obligations (see section (f) below)	70,741	70,357
Fair value of the plan assets (see section (f) below)	(31,089)	(30,655)
Recognized liability for defined benefit obligations	39,652	39,702
Termination benefit-liability for early retirement	10,165	12,706
Other long-term benefits	15,775	14,218
Presented as current liabilities:
Liability for annual leave	8,948	7,779
Current portion of liability for early retirement	4,311	5,134
Total employee benefits	78,851	79,539
Presented in the statement of financial position as follows:
Current (Note 14)	13,259	12,913
Non-current	65,592	66,626
	78,851	79,539

Schedule of movement in the present value of the defined benefit pension plan obligation and present value of plan assets and composition
(f)	Movement in the present value of the defined benefit pension plan obligation

	2021	2020

	US $’000
Defined benefit obligation at January 1	70,357	67,502
Benefits paid by the plan	(4,907)	(5,675)
Current service cost and interest	4,195	4,258
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	1,196	3,209
Actuarial losses recognised in other comprehensive income	(100)	1,063
Defined benefit obligation at December 31	70,741	70,357

13          Employee benefits (cont’d)

(f)	Movement in the present value of the defined benefit pension plan obligation

Movement in the present value of plan assets

	2021	2020

	US $’000
Fair value of plan assets at January 1	30,655	28,525
Contribution paid by the Group	325	1,547
Benefits paid by the plan	(2,508)	(2,321)
Return on plan assets	704	695
Foreign currency exchange changes in plan measured in a currency different from the entity’s functional currency	560	884
Actuarial gains recognised in other comprehensive income	1,353	1,325
Fair value of plan assets at December 31	31,089	30,655

Plan assets composition

	2021	2020

	US $’000
Equity instruments	9,385	11,336
Debt instruments	14,998	15,815
Cash and deposits	2,013	1,099
Other	4,693	2,405
	31,089	30,655

Schedule of relevant discount rates under actuarial assumptions

	2021	2020	2019
Early retirement	1.0%-1.2%	0.9%-1.0%	1.0-%1.1%
Annual absence	2.6%-2.9%	2.4%-2.5%	2.1%-2.2%
Tuition fees	1.6%-2.2%	1.3%-1.9%	1.3%-1.8%
Defined benefit plan	0.7%-3.3%	1.0%-2.7%	1.0%-3.15%

Schedule of sensitivity analysis of actuarial assumptions

Reasonably possible changes to one of the relevant actuarial assumptions, assuming other assumptions constant, would have affected the defined benefit obligation by the amounts below:

	Defined benefit obligation
	At December 31, 2021
	Increase	Decrease

	US $’000
Discounting rate (0.5% movement)	3,178	(3,468)

Future benefit growth (0.5% movement)	(2,366)	2,377